EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share - Tabular Disclosure (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Net income for the year	$ 5,668,502	$ 4,631,616	$ 5,365,454
Less: participation of non-controlling interests	(2,370,766)	(2,282,095)	(2,331,045)
Net income attributable to owners of the parent	3,297,736	2,349,521	3,034,409
Less: Allocation of undistributed earnings to preferred stockholders	(1,058,554)	(753,457)	(970,070)
Net Income allocated to common shareholders for basic EPS	2,239,182	1,596,064	2,064,339
Net Income allocated to common shareholders for diluted EPS	$ 2,239,182	$ 1,596,064	$ 2,064,339
Weighted average number of common shares outstanding used in basic EPS calculation	15,128,947,661	15,135,829,538	15,158,004,812
Basic earnings per share to common shareholders (pesos)	$ 148.01	$ 105.45	$ 136.19
Diluted earnings per share to common shareholders (pesos)	148.01	105.45	136.19
Basic earnings per ADS in Colombian pesos	2,960.13	2,108.99	2,723.76
Diluted earnings per ADS in Colombian pesos	$ 2,960.13	$ 2,108.99	$ 2,723.76
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)	22,281,017,159	22,281,017,159	22,281,017,159